Lease Commitments	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Lease Commitments	LEASES

The Company's leases mainly include buildings for its facilities worldwide and vehicles leases, which are all classified as operating leases. Certain lease agreements include rental payments that are adjusted periodically for the consumer price index (“CPI”). The right of use (ROU) and lease liability were calculated using the initial CPI and will not be subsequently adjusted unless the liability is reassessed. Certain lease agreements provide one or more options to renew. When determining lease terms, the Company uses the non-cancellable period of the leases and do not assume renewals unless it is reasonably certain that the Company will exercise that option. The renewal options were included in the ROU and include renewal options that are under the Company's sole discretion.
The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate, because the interest rate implicit in the Company’s leases is not readily determinable. The Company’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located.

A.    Supplemental Consolidated Statement of Financial Position information related to leases was as follows:

	December 31, 2025	December 31, 2024

Operating lease right of use assets	$515,620	$527,075

Current portion of operating lease liabilities	98,464	84,912
Non-current portion of operating lease liabilities	476,737	454,057
Total operating lease liabilities	$575,201	$538,969

Weighted average remaining lease term (years)	4.61	4.63
Weighted average discount rate	4.31%	4.12%

B.    For the years ended December 31, 2025, 2024 and 2023, cash payments against operating lease liabilities totaled approximately $116,212, $98,318 and $89,251, respectively, and non-cash transactions to recognize operating assets and liabilities for new leases totaled approximately $58,223, $194,863 and $101,971, respectively.

Maturities of operating lease liabilities for the next five years are as follows:

December 31, 2025
2026	$120,729
2027	89,281
2028	66,057
2029	57,318
2030	54,812
2031 and thereafter	$339,486
Total lease payments	$727,683
Less imputed interest	152,482
Total	$575,201

C.    Lease expenses for the years ended December 31, 2025, 2024 and 2023 amounted to $116,501, $107,678 and $94,296, respectively.

D.    The Company has lease income for the years ended December 31, 2025, 2024 and 2023 amounted to $12,297, $12,220 and $8,338, respectively.